Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Amended and Restated Multi-Draw Credit Agreement

On April 29, 2020, the Company entered into an Amended and Restated Multi-Draw Credit Agreement with Emerald Health Sciences, which amends and restates the Credit Agreement, dated October 5, 2018. The Amended Credit Agreement provides for a credit facility in the principal amount of up to $20,000,000, which includes, without limitation, the advances totaling $6,000,000 that were granted prior to the amendment and advances of at least $150,000 for each of May, June and July 2020.

In connection with each advance under the Amended Credit Agreement, the Company shall, absent the Lender’s notice not to issue any warrant, continue to issue to Emerald Health Sciences, a warrant to purchase up to the number of shares of the Common Stock of the Company equal to the dollar amount of such advance divided by 0.50. However, warrants issued under the Amended Credit Agreement will have an exercise price of $0.35 per share of Common Stock. Warrants issued prior to the date of the Amended Credit Agreement shall not be modified, amended or altered by the terms of the Amended Credit Agreement and shall remain in full force and effect.

Emerald Health Science will, in its sole discretion, at the time of an advance, determine as to whether such advance will or will not be convertible into shares of Common Stock in the future. Advances under the Amended Credit Agreement are convertible into shares of Common Stock at a reduced fixed conversion price of $0.25 per share of Common Stock. However, the conversion price of all advances outstanding under the Credit Agreement as of the date of the Amended Credit Agreement shall be deemed convertible by the Lender at a conversion price of $0.40 per share of Common Stock as set forth in the Existing Credit Agreement.

Pursuant to the Amended Credit Agreement, the Company and the Lender have agreed to terminate that certain Registration Rights Agreement, dated as of October 5, 2018, by and between the Company and the Lender, and the Lender has agreed to defer all interest accrued and/or due under the Amended Credit Agreement, beginning the quarter ended June 30, 2020, until the Company completes a capital raise of at least $5,000,000. All other material terms of the Credit Agreement, including, without limitation, the maturity date and interest rate, remain the same in the Amended Credit Agreement.

Immediately upon entering into the Amended Credit Agreement, the Company effected a fourth advance in the amount of $150,000. The advance bears an interest at 7% per annum and matures on October 5, 2022. The Company intends to use the net proceeds of the advance for general corporate and working capital purposes. The Lender has elected that the fourth advance will not be convertible into shares of Common Stock and gave notice to the Company that no warrant will be issued in connection with the advance at this time.

Paycheck Protection Program Promissory Note

On April 22, 2020, the Company entered into a PPP Note in the principal amount of $116,700 from the PPP Loan Lender. The PPP Loan was obtained pursuant to the PPP of the CARES Act administered by the SBA.

The PPP Loan was disbursed by the PPP Loan Lender to the Company on April 24, 2020 and will mature two years from the Disbursement Date. The PPP Loan bears an interest at 1.00% per annum and is payable monthly commencing seven months from the Disbursement Date. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP Loan may only be used by the Company for payroll costs, costs for continuing group healthcare benefits, mortgage interest payments, rent, utility and interest on any other debt obligations that were incurred before February 15, 2020.

All or a portion of principal of the PPP Loan may be forgiven by the SBA and the PPP Loan Lender upon application by the Company within 60 days but not later than 120 days after loan approval and upon documentation of expenditures in accordance with the SBA requirements. Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, and covered utilities during the eight-week period commencing on the date of loan approval. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee in excess of $100,000, prorated annually. Not more than 25% of the forgiveness amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages of employees with salaries of $100,000 or less annually are reduced by more than 25%. After approval of the forgiveness amount and six-month deferral period, the PPP Loan Lender will provide the Company with written notification of re-amortization of the PPP Loan and the remaining balance.

Separation of Chief Financial Officer

On April 29, 2020, the Company entered into a separation and release agreement (the “Separation Agreement”) with Douglas Cesario, Chief Financial Officer. Mr. Cesario’s separation will be effective May 15, 2020 (the “Separation Date”), and he will remain the Company’s principal financial officer until the Separation Date.

Pursuant to the Separation Agreement, Mr. Cesario has agreed to certain ongoing cooperation obligations and to provide certain releases and waivers as contained in the Separation Agreement. As consideration under the Separation Agreement, the Company has agreed to provide Mr. Cesario compensation and benefits as follows: (i) through the Separation Date, an annualized base salary at the rate in effect for him as of the date of the Separation Agreement; (ii) a gross payment of $125,000 in consideration for the restrictive covenants contained in the Separation Agreement; and (iii) a continuation of health insurance benefits for a period of six months following the Separation Date.

In connection with the termination of the Company’s Chief Financial Officer 325,929 unvested stock options will be cancelled on May 15, 2020.

Events subsequent to the original issuance of the condensed consolidated financial statements (unaudited)

On June 17, 2020, the Company effected the fifth advance in the amount of $300,000. The advance bears interest at 7% per annum and matures on October 5, 2022. The Company intends to use the net proceeds for general corporate and working capital purposes. The Lender has elected that this advance will not be convertible into shares of Common Stock and gave notice to the Company that no warrant will be issued in connection with the advance.

12. Subsequent Events

In March 2020, the Company was notified by the United States Patent and Trademark Office, that a notice of allowance has been issued for the proprietary analog of cannabidiol, CBDVHS, under the UM 8930 License Agreement. As a result, the Company is required to pay UM a fee of $200,000 within 30 days from when the notice was received (Note 9).

Refer to Note 1 for disclosure of the salary deferral program that was put in place during March 2020.